Summary of Significant Accounting Policies (Q3) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) Segment $ / shares	Sep. 30, 2019 USD ($)
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 0	$ 0	$ 2,600
Contract Liability [Abstract]
Beginning contract liability	13,471	4,880
Revenue recognized from contract liabilities included in the beginning balance	(10,578)	(4,807)
Increases due to cash received, net of amounts recognized in revenue during the period	9,958	12,778
Ending contract liability	12,851	12,851	$ 4,880
Contract Asset [Abstract]
Contract asset	600	600
Increase to net income from new revenue recognition standard	$ 300	$ 300
Increase to basic EPS from new revenue recognition standard | $ / shares	$ 0.05	$ 0.06
Increase to diluted EPS from new revenue recognition standard | $ / shares	$ 0.06	$ 0.06
Timing of Revenue [Abstract]
Percentage on Timing of Revenue Recognition	100.00%	100.00%
Segment Information [Abstract]
Number of operating segments | Segment		1
Transferred at Point in Time [Member]
Timing of Revenue [Abstract]
Percentage on Timing of Revenue Recognition	98.00%	97.10%
Transferred over Time [Member]
Timing of Revenue [Abstract]
Percentage on Timing of Revenue Recognition	2.00%	2.90%
IPO [Member]
Deferred Offering Costs [Abstract]
Offering cost charged against additional paid-in capital		$ 6,400